Condensed Consolidated Statements of Operations (Parenthetical) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Income Statement [Abstract]
Cost of goods sold from related party	$ 412,722	$ 1,465,996	$ 3,905,248	$ 3,474,012
Interest expense to related parties	$ 22,913	$ 23,622	$ 109,863	$ 56,626